Expense Example {- Franklin Minnesota Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Minnesota Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 457
3 years	630
5 years	818
10 years	1,362
Class A1
Expense Example:
1 year	442
3 years	585
5 years	740
10 years	1,190
Class C
Expense Example:
1 year	225
3 years	390
5 years	676
10 years	1,488
Class R6
Expense Example:
1 year	54
3 years	173
5 years	304
10 years	684
Advisor Class
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726